Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reconciliation of Statutory Tax Rate [Line Items]
Statutory income tax rate	35.80%	38.10%	38.10%
Expenses not deductible for tax purposes	0.30%	0.10%	0.40%
Research and other credits	(0.70%)	(0.80%)	(0.90%)
Tax credits of investment in productivity improvement facilities	(3.60%)
Change in valuation allowance	2.00%	1.10%	1.50%
Effect of enacted changes in tax laws and rates	3.90%	1.00%	0.30%
Effect of consolidation of affiliates			0.30%
Effect of outside basis differences of equity method investment	(0.60%)	(3.10%)	(1.40%)
Other	(0.10%)	0.60%	0.50%
Actual effective income tax rate	37.00%	37.00%	38.80%